Subsequent Events	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Subsequent Events

24.	Subsequent Events

In December 2025, the INSS announced a precautionary suspension of new payroll loan deductions under ACT No. 106/2025 (Banco Agibank) and ACT No. 221/2025 (Agi Financeira) following a CGU audit. The suspension was lifted on January 12, 2026, after a settlement with the INSS that fully reinstated the ability to process new payroll loan deductions, subject to enhanced compliance obligations and oversight. Under the settlement, the Company agreed, among other matters, to strengthen controls, review past transactions, make applicable refunds and pay a compensatory amount of R$1.0 million. Failure to comply may result in renewed suspensions, penalties and other administrative measures.

On February 11, 2026, AGI Inc.’s initial public offering (IPO) was declared effective. On February 12, 2026, 20,000,000 Class A common shares (or up to 23,000,000 Class A common shares if the underwriters’ option to purchase additional shares is exercised in full) began trading on the New York Stock Exchange. In connection with the IPO, AGI Inc. issued and sold 20 million shares of Class A common stock, par value US$12. As part of the transaction, all shares of AGI Financial Holding S.A. were contributed to AGI Inc. at an exchange ratio of 6.15:1, as a result of which AGI Financial Holding S.A. became a wholly owned subsidiary of AGI Inc.

In March 2026, Agibank launched Agibank Asset Management Ltda. (“Agi Asset”), a new business vertical focused on asset management and private credit products. The initiative marks the beginning of the Bank’s expansion into wholesale banking activities, leveraging its credit expertise to structure receivables funds (FIDCs) and promote corporate access to capital markets. Headquartered in São Paulo, Agi Asset applies advanced technology and artificial intelligence to enhance credit analysis efficiency.

On April 27, 2026, Agibank completed the issuance of R$ 2.5 billion in senior quotas in the 1st issuance of Class A of the Agibank II Limited Liability Credit Rights Investment Fund (FIDC), with a maturity of 120 months, remuneration of CDI + 1.05% per year, and backed by credit rights arising from INSS payroll-deductible loans. The fund was established as a closed-end condominium with limited liability, administered by Oliveira Trust Distribuidora de Títulos e Valores Mobiliários S.A., managed by Oliveira Trust Servicer S.A., and co-managed by Agibank Asset Management LTDA.

On April 29, 2026, the Brazilian Federal Court of Accounts (TCU) issued a ruling indicating the temporary suspension of the granting of new personal loans, credit card loans, and credit card loans with INSS benefits across the entire market, until INSS security measures and internal controls are implemented. If implemented, this measure could affect all INSS operations with all banks, not just those with Agi.